Share Capital - Summary of Changes in Warrants and Finder's Warrants (Details) - Finder's Warrants	3 Months Ended	12 Months Ended
	Jul. 31, 2025 shares $ / shares	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares	186,761	186,761
Issued, Number of warrants | shares		0
Exercised, Number of warrants | shares	0
Balance, Number of warrants | shares	186,761	186,761	186,761
Balance, Weighted average exercise price | $ / shares	$ 17.02	$ 16.44
Issued, Weighted average exercise price | $ / shares		0
Exercised, Weighted average exercise price | $ / shares	0
Balance, Weighted average exercise price | $ / shares	$ 16.43	$ 17.02	$ 16.44
Weighted average life remaining (years)	1 year 4 months 17 days	1 year 7 months 13 days	2 years 7 months 13 days